Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Information (Unaudited)
Selected Quarterly Financial Information (Unaudited)

34. Selected Quarterly Financial Information (Unaudited)

Selected quarterly financial information is summarized as follows (in thousands, except per share data).

	Year Ended December 31, 2013
	Fourth	Third	Second	First	Full
	Quarter	Quarter	Quarter	Quarter	Year
		(revised)
Interest income	$98,601	$79,702	$76,168	$74,604	$329,075
Interest expense	10,002	7,786	7,743	7,343	32,874
Net interest income	88,599	71,916	68,425	67,261	296,201
Provision for loan losses	2,206	10,658	11,289	13,005	37,158
Noninterest income	182,479	215,095	239,233	213,278	850,085
Noninterest expense	219,752	216,592	260,400	214,991	911,735
Income before income taxes	49,120	59,761	35,969	52,543	197,393
Income tax provision	18,090	20,115	13,309	19,170	70,684
Net income	31,030	39,646	22,660	33,373	126,709
Less: Net income attributable to noncontrolling interest	160	339	568	300	1,367
Income attributable to Hilltop	$30,870	$39,307	$22,092	$33,073	$125,342
Dividends on preferred stock	1,342	1,133	1,149	703	4,327
Income applicable to Hilltop common stockholders	$29,528	$38,174	$20,943	$32,370	$121,015

Earnings per common share:
Basic	$0.34	$0.45	$0.25	$0.39	$1.43
Diluted	$0.34	$0.43	$0.24	$0.39	$1.40

	Year Ended December 31, 2012
	Fourth	Third	Second	First	Full
	Quarter	Quarter	Quarter	Quarter	Year
Interest income	$28,954	$3,379	$3,349	$3,356	$39,038
Interest expense	3,786	2,140	2,131	2,139	10,196
Net interest income	25,168	1,239	1,218	1,217	28,842
Provision for loan losses	3,800	—	—	—	3,800
Noninterest income	109,691	39,591	38,063	36,887	224,232
Noninterest expense	115,934	46,792	55,233	37,558	255,517
Income (loss) before income taxes	15,125	(5,962)	(15,952)	546	(6,243)
Income tax provision (benefit)	5,809	(1,914)	(5,243)	203	(1,145)
Net income (loss)	9,316	(4,048)	(10,709)	343	(5,098)
Less: Net income attributable to noncontrolling interest	494	—	—	—	494
Income (loss) attributable to Hilltop	$8,822	$(4,048)	$(10,709)	$343	$(5,592)
Dividends on preferred stock	259	—	—	—	259
Income (loss) applicable to Hilltop common stockholders	$8,563	$(4,048)	$(10,709)	$343	$(5,851)

Earnings (loss) per common share:
Basic	$0.13	$(0.07)	$(0.19)	$0.01	$(0.10)
Diluted	$0.13	$(0.07)	$(0.19)	$0.01	$(0.10)

Management made significant estimates and exercised significant judgment in estimating fair values and accounting associated with the FNB Transaction during the third quarter of 2013 due to the short time period between the Bank Closing Date and September 30, 2013. The Bank Closing Date valuations related to loans, FDIC Indemnification Asset, covered OREO, other intangible assets, assumed liabilities and taxes were considered preliminary at September 30, 2013. The operations of FNB were included in the Company’s operating results beginning September 14, 2013 and such operations included a preliminary pre-tax bargain purchase gain of $3.3 million as disclosed in the Company’s Quarterly Report on Form 10-Q filed with the SEC on November 8, 2013. During the quarter ended December 31, 2013, the estimated fair values of certain identifiable assets acquired and liabilities assumed as of the Bank Closing Date were adjusted as a result of additional information obtained primarily related to the fair values of loans, covered OREO, FDIC Indemnification Asset, premises and equipment and other intangible assets. These adjustments resulted in an increase in the preliminary bargain purchase gain associated with the FNB Transaction to $12.6 million, before taxes of $4.5 million. This change is reflected in the above table within noninterest income during the third quarter of the year ended December 31, 2013. In the aggregate, the adjustments to the preliminary bargain purchase gain and revisions to the accretion of discount on loans and other items increased net income for the quarter ended September 30, 2013 by $6.3 million as compared to amounts previously reported in the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2013. As discussed in Note 2 to the consolidated financial statements, due to the short time period between the Bank Closing Date and December 31, 2013, the real estate appraisal validation exercise remains outstanding and the Bank Closing Date valuations related to covered OREO and FDIC Indemnification Asset are considered preliminary and could differ significantly when finalized.

As discussed in Note 2 to the consolidated financial statements, the operating results of Hilltop for the fourth quarter ended December 31, 2012 include the results from the operations acquired in the PlainsCapital Merger for the month ended December 31, 2012. PlainsCapital contributed $8.4 million of net earnings during the fourth quarter of 2012.